Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Aug. 22, 2011
Document And Entity Information
Entity Registrant Name	Transfer Technology International Corp.
Entity Central Index Key	0001062720
Document Type	10-Q
Document Period End Date	Jul. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		240,663,748
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011